Segment information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 1,298,871	$ 1,347,724	$ 1,124,352
Cost of goods sold and services rendered	(973,180)	(1,075,747)	(854,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	87,858	215,941	227,740
Changes in net realizable value of agricultural produce after harvest	1,838	(22,293)	(12,879)
Margin on manufacturing and agricultural activities before operating expenses	415,387	465,625	484,248
General and administrative expenses	(70,320)	(84,287)	(69,794)
Selling expenses	(129,092)	(143,515)	(117,662)
Other operating income / (expense), net	25,590	1,870	(18,768)
Bargain purchase gain on acquisition	0	10,107	0
Profit from operations	241,565	249,800	278,024
Depreciation and amortization	(200,018)	(191,040)	(168,928)
Net (loss) / gain from Fair value adjustment of investment property	10,620	(2,961)	(4,331)
Reverse of revaluation surplus derived from the disposals of assets before taxes	0
Right of use assets	406,713	360,181	260,776
Investment property	33,364	33,330	32,132
Biological assets	228,037	266,444	195,178
Current finished goods	179,611	152,716	138,254	$ 77,041
Borrowings	904,949	1,007,752	817,651
Lease liabilities	378,510	337,980	246,854
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,442,441	1,351,707	1,097,723
Cost of goods sold and services rendered	(1,081,208)	(1,078,737)	(834,062)
Initial recognition and changes in fair value of biological assets and agricultural produce	101,172	214,188	211,198
Changes in net realizable value of agricultural produce after harvest	2,574	(22,429)	(11,658)
Margin on manufacturing and agricultural activities before operating expenses	464,979	464,729	463,201
General and administrative expenses	(89,551)	(84,507)	(65,635)
Selling expenses	(150,805)	(144,031)	(112,847)
Other operating income / (expense), net	31,502	2,693	(18,118)
Bargain purchase gain on acquisition		10,070
Profit from operations	256,125	248,954	266,601
Depreciation and amortization	(211,575)	(191,205)	(166,619)
Net (loss) / gain from Fair value adjustment of investment property	11,375	(2,764)	(3,884)
Reverse of revaluation surplus derived from the disposals of assets before taxes	20,245
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(24,879)	38,354	4,855
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	126,051	175,834	206,343
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,599	72	(4,001)
Changes in net realizable value of agricultural produce after harvest (realized)	(25)	(22,501)	(7,657)
Farmlands and farmland improvements, net	705,847	744,333
Machinery, equipment and other fixed assets, net	447,065	389,206
Bearer plants	375,842	352,727
Work in progress	20,811	79,089
Right of use assets	406,713	360,181
Investment property	33,364	33,330
Goodwill	14,309	18,544
Biological assets	228,037	266,444
Current finished goods	179,611	152,716
Raw materials, stocks held by third parties and others	76,440	121,306
Total segment assets	2,488,039	2,517,876
Borrowings	904,949	1,007,752
Lease liabilities	378,510	337,980
Total segment liabilities	1,283,459	1,345,732
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	166,253	277,751	243,792
Cost of goods sold and services rendered	(143,879)	(255,595)	(216,234)
Initial recognition and changes in fair value of biological assets and agricultural produce	(10,327)	64,061	74,092
Changes in net realizable value of agricultural produce after harvest	1,994	(21,359)	(11,384)
Margin on manufacturing and agricultural activities before operating expenses	14,041	64,858	90,266
General and administrative expenses	(9,913)	(13,310)	(11,190)
Selling expenses	(16,114)	(31,682)	(23,613)
Other operating income / (expense), net	15,285	(341)	(299)
Bargain purchase gain on acquisition		0
Profit from operations	3,299	19,525	55,164
Depreciation and amortization	(5,421)	(7,978)	(7,226)
Net (loss) / gain from Fair value adjustment of investment property	9,549	(2,342)	(3,182)
Biological assets	55,545	72,843	60,615
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	230,192	204,201	135,496
Cost of goods sold and services rendered	(170,258)	(160,426)	(112,153)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,301)	16,557	45,094
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	55,633	60,332	68,437
General and administrative expenses	(11,273)	(15,314)	(9,857)
Selling expenses	(26,449)	(34,436)	(18,204)
Other operating income / (expense), net	7,218	(544)	(991)
Bargain purchase gain on acquisition		10,107
Profit from operations	25,129	20,145	39,385
Depreciation and amortization	(10,812)	(12,117)	(8,993)
Net (loss) / gain from Fair value adjustment of investment property	1,071	(619)	(1,149)
Biological assets	32,843	54,125	44,257
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	180,119	235,012	183,054
Cost of goods sold and services rendered	(154,473)	(203,885)	(158,077)
Initial recognition and changes in fair value of biological assets and agricultural produce	8,050	27,257	19,895
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	33,696	58,384	44,872
General and administrative expenses	(6,955)	(10,197)	(5,256)
Selling expenses	(17,176)	(26,974)	(22,572)
Other operating income / (expense), net	912	(11)	(170)
Bargain purchase gain on acquisition		0
Profit from operations	10,477	21,202	16,874
Depreciation and amortization	(7,061)	(10,018)	(7,941)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Biological assets	23,191	30,045	18,979
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	720,134	720,947	535,713
Cost of goods sold and services rendered	(576,638)	(622,896)	(465,561)
Initial recognition and changes in fair value of biological assets and agricultural produce	6,736	106,122	122,539
Changes in net realizable value of agricultural produce after harvest	2,730	(21,495)	(10,163)
Margin on manufacturing and agricultural activities before operating expenses	152,962	182,678	182,528
General and administrative expenses	(40,899)	(39,177)	(24,052)
Selling expenses	(81,345)	(93,609)	(59,595)
Other operating income / (expense), net	29,348	(52)	(831)
Bargain purchase gain on acquisition		10,070
Profit from operations	60,066	59,910	98,050
Depreciation and amortization	(34,397)	(30,307)	(21,900)
Net (loss) / gain from Fair value adjustment of investment property	11,375	(2,764)	(3,884)
Reverse of revaluation surplus derived from the disposals of assets before taxes	20,245
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(9,486)	3,122	21,149
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	16,222	103,000	101,390
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,599	72	(4,001)
Changes in net realizable value of agricultural produce after harvest (realized)	131	(21,567)	(6,162)
Farmlands and farmland improvements, net	627,525	665,685
Machinery, equipment and other fixed assets, net	182,504	217,898
Bearer plants	753	1,057
Work in progress	5,885	60,805
Right of use assets	28,713	28,257
Investment property	33,364	33,330
Goodwill	9,799	14,359
Biological assets	111,579	157,013
Current finished goods	52,640	64,023
Raw materials, stocks held by third parties and others	54,586	94,031
Total segment assets	1,107,348	1,336,458
Borrowings	120,042	292,867
Lease liabilities	25,873	27,138
Total segment liabilities	145,915	320,005
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	216,912	280,329	231,817
Cost of goods sold and services rendered	(188,954)	(257,925)	(206,018)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	62,567	65,907
Changes in net realizable value of agricultural produce after harvest	2,730	(21,495)	(10,163)
Margin on manufacturing and agricultural activities before operating expenses	25,826	63,476	81,543
General and administrative expenses	(14,779)	(13,312)	(10,356)
Selling expenses	(22,450)	(31,894)	(22,107)
Other operating income / (expense), net	20,006	463	237
Bargain purchase gain on acquisition		0
Profit from operations	8,603	18,733	49,317
Depreciation and amortization	(8,330)	(8,017)	(6,583)
Net (loss) / gain from Fair value adjustment of investment property	10,199	(2,184)	(2,832)
Reverse of revaluation surplus derived from the disposals of assets before taxes	20,245
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,171	2,071	21,428
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(9,033)	60,496	44,479
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,599	72	(4,001)
Changes in net realizable value of agricultural produce after harvest (realized)	131	(21,567)	(6,162)
Farmlands and farmland improvements, net	447,772	504,695
Machinery, equipment and other fixed assets, net	24,250	50,183
Bearer plants	753	1,057
Work in progress	10	9,018
Right of use assets	13,608	18,952
Investment property	29,192	27,757
Goodwill	6,095	8,932
Biological assets	55,545	72,843
Current finished goods	33,407	37,539
Raw materials, stocks held by third parties and others	26,779	63,153
Total segment assets	637,411	794,129
Borrowings	44,692	41,493
Lease liabilities	12,341	18,234
Total segment liabilities	57,033	59,727
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	256,347	204,396	131,093
Cost of goods sold and services rendered	(178,322)	(160,047)	(109,805)
Initial recognition and changes in fair value of biological assets and agricultural produce	(2,488)	16,032	38,296
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	75,537	60,381	59,584
General and administrative expenses	(15,709)	(15,487)	(8,981)
Selling expenses	(33,407)	(34,665)	(16,709)
Other operating income / (expense), net	7,470	(507)	(918)
Bargain purchase gain on acquisition		10,070
Profit from operations	33,891	19,792	32,976
Depreciation and amortization	(15,154)	(12,215)	(8,173)
Net (loss) / gain from Fair value adjustment of investment property	1,176	(580)	(1,052)
Reverse of revaluation surplus derived from the disposals of assets before taxes	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(1,002)	3,327	5,992
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(1,486)	12,705	32,304
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	178,291	158,769
Machinery, equipment and other fixed assets, net	71,584	59,126
Bearer plants	0	0
Work in progress	291	29,462
Right of use assets	15,076	8,594
Investment property	4,172	5,573
Goodwill	3,704	5,427
Biological assets	32,843	54,125
Current finished goods	9,306	13,659
Raw materials, stocks held by third parties and others	16,577	22,178
Total segment assets	331,844	356,913
Borrowings	(9,207)	113,133
Lease liabilities	13,475	8,281
Total segment liabilities	4,268	121,414
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	246,875	236,222	172,803
Cost of goods sold and services rendered	(209,362)	(204,924)	(149,738)
Initial recognition and changes in fair value of biological assets and agricultural produce	14,086	27,523	18,336
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	51,599	58,821	41,401
General and administrative expenses	(10,411)	(10,378)	(4,715)
Selling expenses	(25,488)	(27,050)	(20,779)
Other operating income / (expense), net	1,872	(8)	(150)
Bargain purchase gain on acquisition		0
Profit from operations	17,572	21,385	15,757
Depreciation and amortization	(10,913)	(10,075)	(7,144)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(12,655)	(2,276)	(6,271)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	26,741	29,799	24,607
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	1,462	2,221
Machinery, equipment and other fixed assets, net	86,670	108,589
Bearer plants	0	0
Work in progress	5,584	22,325
Right of use assets	29	711
Investment property	0	0
Goodwill	0	0
Biological assets	23,191	30,045
Current finished goods	9,927	12,825
Raw materials, stocks held by third parties and others	11,230	8,700
Total segment assets	138,093	185,416
Borrowings	84,557	138,241
Lease liabilities	57	623
Total segment liabilities	84,614	138,864
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of goods sold and services rendered	(504,570)	(455,841)	(368,501)
Biological assets	116,458	109,431	71,327
Current finished goods	126,971	88,693	80,857	$ 34,315
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	722,307	630,760	562,010
Cost of goods sold and services rendered	(504,570)	(455,841)	(368,501)
Initial recognition and changes in fair value of biological assets and agricultural produce	94,436	108,066	88,659
Changes in net realizable value of agricultural produce after harvest	(156)	(934)	(1,495)
Margin on manufacturing and agricultural activities before operating expenses	312,017	282,051	280,673
General and administrative expenses	(25,591)	(21,917)	(19,464)
Selling expenses	(69,155)	(50,165)	(52,946)
Other operating income / (expense), net	2,463	2,881	(17,390)
Bargain purchase gain on acquisition		0
Profit from operations	219,734	212,850	190,873
Depreciation and amortization	(175,903)	(160,920)	(143,981)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(15,393)	35,232	(16,294)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	109,829	72,834	104,953
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	(156)	(934)	(1,495)
Farmlands and farmland improvements, net	78,322	78,648
Machinery, equipment and other fixed assets, net	264,561	171,308
Bearer plants	375,089	351,670
Work in progress	14,926	18,284
Right of use assets	377,420	330,681
Investment property	0	0
Goodwill	4,510	4,185
Biological assets	116,458	109,431
Current finished goods	126,971	88,693
Raw materials, stocks held by third parties and others	21,854	27,275
Total segment assets	1,380,111	1,180,175
Borrowings	604,827	587,865
Lease liabilities	352,238	310,162
Total segment liabilities	957,065	898,027
Corporate | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(23,061)	(23,413)	(22,119)
Selling expenses	(305)	(257)	(306)
Other operating income / (expense), net	(309)	(136)	103
Bargain purchase gain on acquisition		0
Profit from operations	(23,675)	(23,806)	(22,322)
Depreciation and amortization	(1,275)	22	(738)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Reverse of revaluation surplus derived from the disposals of assets before taxes	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	$ 0
Farmlands and farmland improvements, net	0	0
Machinery, equipment and other fixed assets, net	0	0
Bearer plants	0	0
Work in progress	0	0
Right of use assets	580	1,243
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Current finished goods	0	0
Raw materials, stocks held by third parties and others	0	0
Total segment assets	580	1,243
Borrowings	180,080	127,020
Lease liabilities	399	680
Total segment liabilities	$ 180,479	$ 127,700